Subcontracting agreement (Details Textual)	6 Months Ended		12 Months Ended				3 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 Coreg Cr Microparticles and Gsk [Member] USD ($)	Dec. 31, 2011 Coreg Cr Microparticles and Gsk [Member] EUR (€)	Sep. 30, 2011 Coreg Cr Microparticles and Gsk [Member] USD ($)	Sep. 30, 2011 Coreg Cr Microparticles and Gsk [Member] EUR (€)
Subcontracting Agreement [Line Items]
Sales Revenue, Goods, Net			$ 7,969,000	$ 9,097,000	$ 13,395,000
Payment Received Under Supply Agreement	$ 2,711,000	€ 2,600,000			$ 852,000	€ 2,600,000	$ 1,752,000	€ 1,300,000	$ 1,835,000	€ 1,300,000